Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income - Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	$ (5)	$ (6)	$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(8)	(8)	0
Other Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	13	14	0
Income Tax Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(5)	(6)	0
Net Income (Loss) Before Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	8	8	0
Net Income (Loss) attributable to St. Jude Medical, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	$ 8	$ 8	$ 0